Related-Party and Party-In-Interest Transactions - Additional Information (Details) - EBP 002 - Common Stock - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 408,000
Plan Sponsor, Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	161,612	157,068
Market value per share	$ 80.3	$ 84.49
Dividend income	$ 407,794